Average Annual Total Returns - Delaware VIP Fund for Income Series	ICE BofA US High Yield Constrained Index 1 year	ICE BofA US High Yield Constrained Index 5 years	ICE BofA US High Yield Constrained Index 10 years or lifetime	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years or lifetime
Total	5.35%	6.08%	6.71%	4.88%	5.85%	5.89%